Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
		December 31, 2021			December 31, 2020
	Weighted average amortization rate	Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	15%	247,325	(151,281)	96,045	204,213	(120,798)	83,414
Customer Portfolio	8%	1,197,381	(275,276)	922,105	1,113,792	(184,934)	928,858
Trademarks	5%	631,935	(85,658)	546,277	631,935	(58,349)	573,586
Trade Agreement	8%	247,622	(4,127)	243,495	-	-	-
Platform content production	33%	73,877	(49,583)	24,294	53,069	(29,248)	23,821
Other Intangible assets	33%	39,421	(32,140)	7,281	38,283	(32,040)	6,243
In progress	-	3,991	-	3,991	999	-	999
Goodwill	-	3,694,879	-	3,694,879	3,307,805	-	3,307,805
		6,136,432	(598,065)	5,538,367	5,350,096	(425,369)	4,924,726

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385
Additions	11,813	-	-	24,189	603	6,188	-	42,793
Additions through business combinations	-	4,625	16,060	-	1,340	-	21,542	43,567
Disposals	(77)	-	-	-	(87)	-	-	(164)
Amortization	(23,861)	(86,517)	(26,506)	(9,794)	(176)	-	-	(146,854)
Transfers	19,215	28	(3)	-	-	(19,240)	-	-
As of December 31, 2020	83,414	928,858	573,586	23,821	6,243	999	3,307,805	4,924,726
	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production (i)	Other Intangible assets	In progress	Goodwill (ii)	Total
As of December 31, 2020	83,414	928,858	573,586	-	23,821	6,243	999	3,307,805	4,924,726
Additions	25,560	-	-	-	20,808	39	9,509	-	55,916
Additions through business combinations	11,036	83,589	-	247,622	-	1,099	-	387,074	730,419
Amortization	(30,482)	(90,342)	(27,309)	(4,127)	(20,335)	(100)	-	-	(172,695)
Transfers	6,517	-	-	-	-	-	(6,517)	-	-
As of December 31, 2021	96,045	922,105	546,277	243,495	24,294	7,281	3,991	3,694,879	5,538,367

(i)	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of approximately R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
(ii)	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.

Schedule of goodwill allocated to each CGU
Content & EdTech Platform	3,674,036
Digital Platform	20,843
3,694,879

Schedule of key assumptions used for value-in-use calculations
		2021
	Content and EdTech Platform	Digital Platform
Growth rate - %	14.4%	9.7%
Discount rate - %	10.81%	10.81%
Growth rate (%) in perpetuity	5.8%	5.8%
Years projected	8	8
		2020
	Content and EdTech Platform	Digital Platform
Growth rate - %	15.4%	34.2%
Discount rate - %	10.22%	10.22%
Growth rate (%) in perpetuity	7.1%	7.1%
Years projected	8	8